02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-01 | Investment Grade Bond Portfolio
Fund Summary Fund/Class: VIP Investment Grade Bond Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks as high a level of current income as is consistent with the preservation of capital.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- Investment Grade Bond Portfolio}	02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-01 Investment Grade Bond Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-01 - Investment Grade Bond Portfolio	VIP Investment Grade Bond Portfolio-Initial VIP	VIP Investment Grade Bond Portfolio-Service VIP	VIP Investment Grade Bond Portfolio-Service 2 VIP
Management fee	0.31%	0.31%	0.31%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.11%	0.11%	0.11%
Total annual operating expenses	0.42%	0.52%	0.67%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-01 - Investment Grade Bond Portfolio - USD ($)	VIP Investment Grade Bond Portfolio-Initial VIP	VIP Investment Grade Bond Portfolio-Service VIP	VIP Investment Grade Bond Portfolio-Service 2 VIP
1 year	$ 43	$ 53	$ 68
3 years	135	167	214
5 years	235	291	373
10 years	$ 530	$ 653	$ 835

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities.
  Managing the fund to have similar overall interest rate risk to the Barclays® U.S. Aggregate Bond Index.
  Allocating assets across different market sectors and maturities.
  Investing in domestic and foreign issuers.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.
  Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).
  Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
  Leverage Risk. Leverage can increase market exposure, magnify investment risks, and cause losses to be realized more quickly.

Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	6.23%	June 30, 2009
Lowest Quarter Return	-2.45%	June 30, 2013

Average Annual Returns
For the periods ended December 31, 2015
Average Annual Total Returns{- Investment Grade Bond Portfolio} - 02.28 VIP Investment Grade Bond Portfolio Initial, Service, Service 2 PRO-01 - Investment Grade Bond Portfolio	Past 1 year	Past 5 years	Past 10 years
VIP Investment Grade Bond Portfolio-Initial VIP | Return Before Taxes	(0.60%)	3.27%	4.44%
VIP Investment Grade Bond Portfolio-Service VIP | Return Before Taxes	(0.71%)	3.16%	4.34%
VIP Investment Grade Bond Portfolio-Service 2 VIP | Return Before Taxes	(0.85%)	3.00%	4.18%
Barclays® U.S. Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)	0.55%	3.25%	4.51%